Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative asset, current	$ 0	$ 22,416
Derivative liability, current	(12,503)	0
Derivative asset, non-current	6,041	0
Derivative liability, non-current	(987)	(420)
Total, net	(7,449)	21,996
Fuel pricing contracts
Derivative [Line Items]
Derivative asset, current	0	22,416
Derivative liability, current	(12,408)	0
Total, net	(12,408)	22,416
Currency contracts
Derivative [Line Items]
Derivative liability, current	(95)	0
Derivative liability, non-current	(588)	0
Interest rate swaps/ contracts
Derivative [Line Items]
Derivative asset, non-current	6,041	0
Derivative liability, non-current	$ 399	$ 420